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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05400

Morgan Stanley Government Income Trust
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY GOVERNMENT INCOME TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                              DESCRIPTION
AMOUNT IN                                  AND                                  COUPON
THOUSANDS                             MATURITY DATE                              RATE         VALUE
---------     --------------------------------------------------------------    -------    ------------
              U.S. GOVERNMENT OBLIGATIONS (41.9%)
              U.S. Treasury Bonds
$ 8,500       02/15/29                                                            5.250%   $  8,919,025
  1,200       08/15/29                                                            6.125       1,409,251
 12,300       02/15/25                                                            7.625      16,662,183
 28,200       08/15/19 - 08/15/21                                                 8.125      39,035,113
  8,600       02/15/20                                                             8.50      12,140,113
  7,240       08/15/20                                                             8.75      10,467,462
              U.S. Treasury Notes
  3,500       11/15/06                                                             3.50       3,530,629
 10,000       02/15/13                                                            3.875       9,869,540
  4,000       08/15/11                                                             5.00       4,259,532
  5,500       08/15/05 - 02/15/10                                                  6.50       6,228,536
 20,560       05/15/05                                                             6.75      20,884,478
              U.S. Treasury Strip
 13,400       02/15/25                                                             0.00       4,818,010
                                                                                           ------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $135,452,893)                         138,223,872
                                                                                           ------------

              U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (29.5%)
              Federal Home Loan Mortgage Corp. (5.7%)
  8,100       *                                                                    5.50       8,365,781
  1,350       *                                                                    6.00       1,394,719
    891       07/01/28 - 02/01/33                                                  6.50         936,206
  4,978       01/01/22 - 05/01/33                                                  7.50       5,337,071
    545       11/01/23 - 02/01/31                                                  8.00         590,964
    684       12/01/18 - 02/01/19                                                  9.50         768,179
    876       10/01/09 - 08/01/20                                                 10.00         975,184
    511       08/01/14 - 05/01/19                                                 10.50         571,560
                                                                                           ------------
                                                                                             18,939,664
                                                                                           ------------

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
             Federal Home Loan Mortgage Corp. ARM (1.1%)
 1,117       07/01/34                                                                         3.631     1,112,584
 2,482       08/01/34                                                                          4.18     2,499,995
                                                                                                       ----------
                                                                                                        3,612,579
                                                                                                       ----------
             Federal National Mortgage Assoc. (16.6%)
 3,500       *                                                                                 4.50     3,382,969
 3,600       *                                                                                 5.50     3,655,125
 5,200       *                                                                                 6.00     5,376,687
21,016       06/01/29 - 07/01/34                                                               6.50    22,064,279
 8,923       10/01/13 - 10/01/33                                                               7.00     9,461,934
 5,207       01/01/22 - 05/01/32                                                               7.50     5,587,967
 4,184       12/01/21 - 02/01/32                                                               8.00     4,545,150
   511       08/01/17 - 05/01/25                                                               8.50       563,338
    57       09/01/13 - 07/01/23                                                               9.00        62,824
   175       06/01/18 - 01/01/21                                                               9.50       197,408
                                                                                                       ----------
                                                                                                       54,897,681
                                                                                                       ----------
             Federal National Mortgage Assoc. ARM (1.8%)
 1,189       07/01/34                                                                         3.713     1,183,283
 1,574       09/01/34                                                                         4.116     1,583,058
 1,494       10/01/34                                                                          4.28     1,513,037
 1,553       10/01/34                                                                         4.236     1,562,718
                                                                                                       ----------
                                                                                                        5,842,096
                                                                                                       ----------
             Government National Mortgage Assoc. (3.8%)
 3,650       *                                                                                 5.50     3,725,281
 2,371       03/15/26 - 03/15/29                                                               6.00     2,466,874
   981       06/15/28 - 08/15/29                                                               6.50     1,034,732
   875       12/15/22 - 02/15/29                                                               7.50       943,299
 1,228       11/15/15 - 01/15/30                                                               8.00     1,344,128
 1,977       04/15/21 - 11/15/24                                                               8.50     2,170,441
   582       06/15/17 - 01/15/25                                                               9.00       654,558
 1,355       12/15/19 - 06/15/20                                                               9.50        61,968
                                                                                                       ----------
                                                                                                       12,401,281
                                                                                                       ----------
             Government National Mortgage Assoc. II (0.5%)
 1,354       03/20/26 - 03/20/29                                                               6.50     1,424,524
    98       11/20/29                                                                          7.50       104,947
                                                                                                       ----------
                                                                                                        1,529,471
                                                                                                       ----------

             TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (Cost $95,435,047)            97,222,772
                                                                                                       ----------

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
             U.S. GOVERNMENT AGENCIES - BONDS & NOTES (21.0%)
             Federal Home Loan Mortgage Corp.
34,300       08/15/06                                                             2.75    34,088,300
10,400       04/15/09                                                             3.00    10,106,002
 7,550       09/15/09                                                            6.625     8,452,074
 1,165       03/15/31                                                             6.75     1,420,691
             Federal National Mortgage Assoc.
 1,185       11/15/30                                                            6.625     1,416,870
 8,050       06/15/10                                                            7.125     9,263,457
 1,550       01/15/10                                                             7.25     1,783,323
             Tennessee Valley Authority
 2,235       05/01/30                                                            7.125     2,789,141
                                                                                          ----------

             TOTAL U.S. GOVERNMENT AGENCY - BONDS & NOTES (Cost $69,038,874)              69,319,858
                                                                                          ----------
             U.S. GOVERNMENT AGENCY - COLLATERIZED MORTGAGE OBLIGATION (1.0%)
             Federal National Mortgage Assoc. 2002-77 FH
 3,266       12/18/32  (Cost $3,277,294)                                         2.603     3,284,706
                                                                                          ----------
             SHORT-TERM INVESTMENTS (13.8%)
             REPURCHASE AGREEMENT (9.1%)
29,282       Joint repurchase agreement account
             due 01/03/05 (dated 12/31/04;
             proceeds $29,983,851) (a)
             (Cost $29,982,000)                                                  2.223    29,982,000
                                                                                          ----------
             U.S. GOVERNMENT OBLIGATIONS (B) (4.7%)
   800       U.S. Treasury Bill
             03/24/05**                                                           0.98       796,631
             U.S. Treasury Note
 7,350       08/15/05                                                             6.50     7,531,170
 7,000       05/15/05                                                             6.75     7,110,474
                                                                                          ----------
             TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $15,520,800)                         15,438,275
                                                                                          ----------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $45,502,800)                                                           45,420,275
                                                                                          ----------

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
TOTAL INVESTMENTS
(Cost $348,706,908) (c) (d)                107.2 %               353,471,483

 LIABILITIES IN EXCESS OF OTHER ASSETS      (7.2)                (23,744,511)
                                           -----               -------------

 NET ASSETS                                100.0 %             $ 329,726,972
                                           =====               =============

-------------------------
ARM   Adjustable Rate Mortgage.

* Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

** A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $560,250.

(a)   Collateralized by federal agency and U.S. Treasury obligations.

(b) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(c) Securities have been designated as collateral in an amount equal to $100,908,868 in connection with securities purchased on a forward commitment basis and open futures contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,149,268 and the aggregate gross unrealized depreciation is $2,384,693, resulting in net unrealized appreciation of $4,764,575.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2004:

                         DESCRIPTION,               UNDERLYING
                       DELIVERY MONTH,                 FACE             UNREALIZED
NUMBER OF    LONG/          MONTH,                    AMOUNT          APPRECIATION/
CONTRACTS    SHORT         AND YEAR                  AT VALUE         (DEPRECIATION)
---------    -----   --------------------         --------------     ----------------
173          Short   U.S. Treasury Notes
                     5 Year, March 2005             $(18,948,906)           $  68,554
100           Long   U.S. Treasury Notes
                     10 Year, March 2005              11,193,750               34,490
95            Long   U.S. Treasury Notes
                     2 Year, March 2005               19,911,407               12,407
228          Short   U.S. Treasury Bonds
                     20 Year, March 2005             (25,650,000)            (204,749)
                                                                            ---------
             Net unrealized depreciation                                    $ (89,298)
                                                                            =========

                        SEE NOTES TO FINANCIAL STATEMENTS

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Government Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005

                                       3